Note 7 - Components of (Loss) Income before Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Domestic	$ (747,693)	$ 16,001
Foreign	(275,729)	(318,482)
(Loss) income before income taxes	$ (1,023,422)	$ (302,481)